SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Equity method ownership percentage (in hundredths)	50.00%
Revenues and related expenses [Abstract]
Construction period	90 days
Foreign currency translation [Abstract]
Foreign currency exchange gains	$ 3,880		$ 25,360
Changes in allowance for doubtful accounts [Roll Forward]
Balance at January 1	2,905		1,916		841
Provision	720		2,467		1,559
Recovery	0		0		(293)
Amounts written off	(447)	[1]	(1,478)	[1]	(191)	[1]
Balance at December 31	3,178		2,905		1,916
Insurance claims receivable [Abstract]
Insurance claims receivable	$ 5,233		$ 6,692
Accounts Receivable [Member] | Ultrapetrol River Business [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage (in hundredths)			11.00%
Accounts Receivable [Member] | Ultrapetrol Ocean and Offshore Supply Business [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage (in hundredths)	42.00%		35.00%
Cash and Cash Equivalents [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage (in hundredths)	10.00%
Obras Terminales y Servicios S.A. [Member]
Schedule of Equity Method Investments [Line Items]
Equity method ownership percentage (in hundredths)	50.00%
Maritima Sipsa S.A. [Member]
Schedule of Equity Method Investments [Line Items]
Equity method ownership percentage (in hundredths)	49.00%
Puertos del Sur S.A. [Member]
Schedule of Equity Method Investments [Line Items]
Equity method ownership percentage (in hundredths)					50.00%

[1]	Accounts charged to the allowance when collection efforts cease.